Lease accounting	12 Months Ended
Dec. 31, 2022
Lease accounting
Lease accounting
14	Lease accounting

The Group has operating leases primarily for office and operation space. The lease term is generally specified in lease agreements, however certain agreements provide for lease term extensions or early termination options. To determine the period for the estimated future lease payments, the Group evaluates whether it is reasonably certain that it will exercise the option at the commencement date and periodically thereafter. The lease terms of the Group’s operating leases generally ranged from 12 to 36 months (2021: 12 to 36 months), and the weighted average remaining lease term as of December 31, 2022 was 22 months (2021: 21 months).

To determine the estimated future lease payments, the Group reviews each of its lease agreements to identify the various payment components. The Group includes only the actual lease components in its determination of future lease payments for all the leases. Once the estimated future lease payments are determined, the Group uses a discount rate to calculate the present value of the future lease payments. During the year ended December 31, 2022, a weighted average discount rate of 4.9% (2021: 4.3%) has been applied to the remaining lease payments to calculate the lease liabilities included within the consolidated balance sheets. This represents the incremental borrowing rate the Group would be subject to on borrowings from its available revolving debt agreements.

The right-of-use assets of the Group, net of accumulated amortization and impairment, amounted to US$3,834 and US$1,292 as of December 31, 2021 and 2022, respectively. The following table presents the maturity of the Group’s operating lease liabilities as of December 31, 2022.

2023	2,338
2024	1,099
2025	325
Total operating lease payments (undiscounted)	3,762
Less: Imputed interest	(231)
Total operating lease liabilities (discounted)	3,531

Lease expenses for these leases are recognized on a straight-line basis over the lease term. For short-term leases over which the Group has elected not to apply the recognition requirements of ASC 842, the Group has recognized the lease payments as expenses on a straight-line basis over the lease term. For the years ended December 31, 2020, 2021 and 2022, total lease cost is comprised of the following:

	For the years ended December 31,
	2020	2021	2022
Relating to the operating lease liabilities	2,155	2,862	2,835
Relating to short-term leases	912	1,518	894
	3,067	4,380	3,729

Supplemental cash flow information related to operating leases is as follows:

	For the years ended December 31,
	2020	2021	2022
Cash paid for the rentals included in the lease liabilities	2,173	2,781	2,776
Right-of-use assets obtained in exchange for operating lease liabilities	2,710	3,163	2,988

The Group recognized impairment of right-of-use assets of US$nil, US$nil and US$2,365 for the years ended December 31, 2020, 2021 and 2022, respectively.